PARADIGM VALUE FUND (PVFAX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of small U.S. companies whose market capitalizations fall within the range of $1.5 billion or less that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason V. Ronovech, CFA and Vice President, and Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, serve as Co-Portfolio Managers of the Value Fund. The Portfolio Managers search for stocks that exhibit attractive valuations on several metrics, such as price to earnings multiples less than the forecasted earnings growth rate, price to cash flow and price to book ratios at or below industry averages. They track investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Final investment decisions are based on the Advisor's confidence in management's ability to execute its strategy, the Advisor's assessment of management's character and the attractiveness of the stock's price based on internally prepared models and valuation metrics.

Fund Statistics

(as of September 30, 2007)

Inception Date:	January 1, 2003
Ticker:	PVFAX
Cusip:	69901E104
Management Fees:	2.00%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $10,000 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	62
Net Assets ($millions)	$114.7
NAV	$52.51

Sector Allocation

(Portfolio Holdings as of September 30, 2007)



Utilities 4%
Other 4%
Technology 5%
Healthcare 12%
Financial Services 8%
Auto and Transportation 6%
Producer Durables 11%
Consumer Discretionary 18%
Consumer Staples 5%
Materials & Processing 16%
Integrated Oils 0%
Other Energy 11%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2007)

Arch Chemical Inc.	2.9%
Tempur Pedic International Inc.	2.6%
Sequa Corp Class A	2.4%
Jakks Pacific	2.4%
Atwood Oceanics Inc.	2.3%
Rti International Metals	2.3%
Sensient Technologies Corp.	2.3%
RehabCare Group Inc.	2.3%
Harvest Natural Resources Inc.	2.3%
Hutchinson Technology Inc.	2.2%
% of Net Assets	24.0%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) Average Annual Returns and Performance for the periods ended September 30, 2007.

	3Q07 (B)	*YTD* (B)	*1Year* (E)	*3Year* (E)	*Since Inception (1/1/03)* (E)
Paradigm Value Fund	-1.26%	8.16%	20.15%	21.08%	28.38%
S&P 600 Index (C)	-1.83%	6.58%	14.94%	14.32%	18.63%
Russell 2000® Value Index (D)	-6.26%	-2.70%	6.09%	12.51%	18.58%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(D) The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund.

(E) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts

Objective: The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market capitalizations fall within the range of $25 million to $2 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason Ronovech, CFA, of Paradigm Funds Advisor LLC, serves as portfolio manager of the fund. Mr. Ronovech invests in a blend of small cap growth and value stocks with the goal of generating more consistent returns than style-specific small cap products. Stocks that meet valuation and price momentum criteria are subject to detailed fundamental research. The research process focuses on profit margin expansion potential and identifying factors which could contribute to sustainable earnings growth that exceeds market expectations. The Fund allocates assets to individual stocks based on their risk/reward profile.

Fund Statistics

(as of September 30, 2007)

Inception Date:	January 1, 2005
Ticker:	PFOPX
Cusip:	69901E203
Management Fees: (net of waiver)	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	41
Net Assets ($millions)	$6.0
NAV	$25.64

Sector Allocation

(Portfolio Holdings as of September 30, 2007)



Financial Services 7%
Utilities 6%
Other 0%
Auto and Transportation 2%
Producer Durables 2%
Materials & Processing 2%
Other Energy 3%
Integrated Oils 0%
Consumer Staples 0%
Consumer Discretionary 20%
Healthcare 28%
Technology 30%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2007)

Epicor Software Corporation	4.2%
Paetec Holding Corp.	3.9%
Trinity Biotech	3.8%
Cybex Intl Inc.	3.3%
JDA Software	3.2%
Viasat Inc.	3.1%
K V Pharmaceutical Class A	3.1%
Penske Automotive Group	3.0%
MCG Capital Corporation	3.0%
Unit Corp.	2.9%
% of Net Assets	33.5%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Total Return and Performance for the periods ended September 30, 2007.**

	3Q07 (B)	YTD (B)	*1Year* (C)	*Since Inception (1/1/05)* (C)
Paradigm Opportunity Fund	-3.17%	10.47%	19.36%	10.79%
Russell 2000® Index (D)	-3.09%	3.16%	12.34%	9.29%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 98% of the total market capitalization of the Russell 3000 Index.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $2 billion market capitalization). Small capitalization companies can be riskier investments than larger companies

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market market capitalizations fall within the range of $500 million to $10 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small and mid capitalization companies

Portfolio Management:
Jason V. Ronovech, CFA and Vice President, and Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, serve as Co-Portfolio Managers of the Select Fund. The stock selection process begins with intensive use of a computer scoring system, measuring stocks by valuation, returns on capital, consistency of returns and financial strength. The selection process includes an evaluation of near term and long term outlook for the industry and an evaluation of management and their incentive compensation agreements and stock ownership. After this research has been completed the Advisor selects what it believes to be the most promising investments. The Advisor seeks a portfolio which is distributed among a variety of industries with holdings that are concentrated in companies it believes have solid long-term growth prospects.

Fund Statistics

(as of September 30, 2007)

Inception Date:	January 1, 2005
Ticker:	PFSLX
Cusip:	69901E302
Management Fees:	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	61
Net Assets ($millions)	$11.3
NAV	$28.04

Sector Allocation

(Portfolio Holdings as of September 30, 2007)



Other 4%
Technology 8%
Healthcare 7%
Consumer Discretionary 10%
Consumer Staples 6%
Integrated Oils 0%
Other Energy 7%
Materials & Processing 12%
Producer Durables 15%
Auto and Transportation 4%
Financial Services 18%
Utilities 9%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2007)

United Industrial Corp.	2.3%
Interactive Data Corp.	2.1%
Woodward Governor Company	2.1%
Tempur Pedic International Inc.	2.1%
Telephone and Data Systems - Special	2.1%
Church & Dwight Co., Inc.	2.1%
Carlisle Cos	2.1%
Aptargroup, Inc.	2.0%
Curtiss-Wright Corporation	2.0%
Denbury Resources Inc.	2.0%
% of Net Assets	20.9%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Total Return and Performance for the periods ended September 30, 2007.**

	3Q07 (B)	YTD (B)	*1Year* (D)	*Since Inception (1/1/05)* (D)
Paradigm Select Fund	-3.14%	5.89%	15.41%	14.31%
Russell 2000® Index (C)	-3.09%	3.16%	12.34%	9.29%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(D) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small and mid capitalization companies. Small and mid capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

CAPITAL APPRECIATION FUND (PVCAX)

Fund Facts

Objective: The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of mid capitalization U.S. companies whose market capitalizations fall within the range of $1.5 billion and $15.0 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to mid capitalization companies and ETFs.

Portfolio Management:
Morris Ajzenman, CFA of Paradigm Funds Advisor LLC, has served as portfolio manager of the fund since inception. Mr. Ajzenman focuses on established midcap companies. He zeros in on the unexciting, underappreciated, as well as the neglected, well managed companies that have a clear understandable business strategy. Mr. Ajzenman values stocks primarily based on free cash flow generation and focuses on companies that show potential for increasing asset utilization.

Fund Statistics

(as of September 30, 2007)

Inception Date:	January 1, 2007
Ticker:	PVCAX
Cusip:	69901E401
Management Fees: (net of waiver)	1.20%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	37
Net Assets ($millions)	$4.6
NAV	$20.56

Sector Allocation

(Portfolio Holdings as of September 30, 2007)



Technology 8%
Healthcare 9%
Consumer Discretionary 4%
Consumer Staples 8%
Integrated Oils 0%
Other Energy 10%
Materials & Processing 9%
Producer Durables 10%
Auto and Transportation 5%
Financial Services 26%
Utilities 3%
Other 8%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of September 30, 2007)

Denbury Resources Inc.	3.6%
Timken Co.	3.5%
Helmerich & Payne Inc.	3.3%
Telephone and Data Systems - Special	3.3%
Hubbell Inc. Class B	3.1%
Dynegy Inc.	3.1%
Oshkosh Truck Corporation	3.0%
Everest Re Group LTD	3.0%
Teleflex Incorporated	3.0%
Invitrogen Corp.	3.0%
% of Net Assets	31.9%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended September 30, 2007.**

	3Q07 (B)	YTD *(B)*	*Since Inception (1/1/07)(B)*
Capital Appreciation Fund	-7.35%	2.80%	2.80%
Russell MidCap Index (C)	-0.39%	9.48%	9.48%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell MidCap® Index (whose composition is different from the Fund) is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 26% of the total market capitalization of the Russell 1000 Index.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.